Net Income (Loss) Per Share (Details) - Schedule of basic and diluted income (loss) per share - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator:
Net income (loss) attributable to Aptorum Group Limited	$ 6,311,340	$ (18,686,762)	$ (14,831,723)
Denominator:
– Basic	31,135,882	29,008,445	27,909,788
– Diluted	31,534,473	29,008,445	27,909,788
Net income (loss) per share attributable to Aptorum Group Limited
– Basic	$ 0.20	$ (0.64)	$ (0.53)
– Diluted	$ 0.20	$ (0.64)	$ (0.53)